Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	354,551
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 9.64
Stockholders' Equity, Period Increase (Decrease)	$ 3,400,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 231,000	$ 196,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	333,740	267,558	199,242
Employer contribution	$ 314,000	$ 298,000
Estimated net loss and prior service cost for the defined benefit pension plan	88,000
Accumulated benefit obligation for the defined benefit pension plan	3,756,000	3,804,000
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contribution	4,506,000
Defined benefit postretirement life insurance
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	1,500,000	$ 1,400,000
Employer contribution	$ 406,000